Goodwill - Goodwill (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Line Items]
Impairment loss recognised in profit or loss, goodwill	[1]	€ 8	€ 1,357	€ 15
Goodwill [member]
Goodwill [Line Items]
Intangible assets and goodwill at beginning of period		10,238	10,637
Intangible assets and goodwill		9,876	10,238	10,637
Acquisitions through business combinations, intangible assets and goodwill	[2]	24	317
Impairment loss recognised in profit or loss, goodwill		8	1,357
Decrease through classified as held for sale, intangible assets and goodwill	[3]	8
Increase (decrease) through net exchange differences, intangible assets and goodwill		(370)	641
Increase (decrease) in goodwill		(362)	(399)
Intangible assets and goodwill at end of period		9,876	10,238	10,637
Gross carrying amount [member] | Goodwill [member]
Goodwill [Line Items]
Intangible assets and goodwill at beginning of period		12,747	11,793
Intangible assets and goodwill		12,133	12,747	11,793
Intangible assets and goodwill at end of period		12,133	12,747	11,793
Accumulated impairment [member] | Goodwill [member]
Goodwill [Line Items]
Intangible assets and goodwill at beginning of period		2,509	1,156
Intangible assets and goodwill		2,256	2,509	1,156
Intangible assets and goodwill at end of period		€ 2,256	€ 2,509	€ 1,156

[1]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V. Per share calculations have been adjusted retrospectively for all periods presented to reflect the issuance of shares for the share dividend in respect of 2022.
[2]	Refer to Acquisitions and divestments
[3]	Refer to Discontinued operations and assets classified as held for sale